Condensed Statement Of Changes In Shareholders' Equity - USD ($)	Total	Surrozen Inc [Member]	Series B Redeemable Convertible Convertible Preferred Stock [Member] Surrozen Inc [Member]	Series C Redeemable Convertible Preferred Stock [Member] Surrozen Inc [Member]	Common Stock Surrozen Inc [Member]	Common Stock Class A ordinary	Common Stock Class B ordinary	Additional Paid-in Capital	Additional Paid-in Capital Surrozen Inc [Member]	Accumulated Deficit	Accumulated Deficit Surrozen Inc [Member]
Balance at the beginning at Dec. 31, 2018		$ (30,338,000)	$ 54,355,000		$ 1,000				$ 584,000		$ (30,923,000)
Balance at the beginning (in shares) at Dec. 31, 2018			47,470,367
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series redeemable convertible preferred stock, net of issuance costs of $16 , Redeemable convertible preferred stock			$ 28,856,000
Issuance of Series redeemable convertible preferred stock, net of issuance costs of $16 , Redeemable convertible preferred stock (in shares)			19,248,142
Exercises of stock options		61,000							61,000
Exercises of stock options (in shares)					337,979
Reclassification to liability for early exercised stock options		(59,000)							(59,000)
Vesting of early exercised stock options		83,000							83,000
Repurchase of early exercised stock options (in shares)					(98,584)
Stock-based compensation expense		790,000							790,000
Net income (loss)		(24,362,000)									(24,362,000)
Balance at the end at Dec. 31, 2019		(53,825,000)	$ 83,211,000	$ 83,211,000	$ 1,000				1,459,000		(55,285,000)
Balance at the end (in shares) at Dec. 31, 2019			66,718,509	66,718,509	8,178,290
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series redeemable convertible preferred stock, net of issuance costs of $16 , Redeemable convertible preferred stock				$ 49,886,000
Issuance of Series redeemable convertible preferred stock, net of issuance costs of $16 , Redeemable convertible preferred stock (in shares)				28,571,423
Exercises of stock options		92,000							92,000
Exercises of stock options (in shares)					261,583
Reclassification to liability for early exercised stock options		(78,000)							(78,000)
Vesting of early exercised stock options		42,000							42,000
Stock-based compensation expense		308,000							308,000
Restricted stock forfeited (in shares)					(29,167)
Net income (loss)		(13,254,000)									(13,254,000)
Balance at the end at Jun. 30, 2020		(66,715,000)		$ 133,097,000	$ 1,000				1,823,000		(68,539,000)
Balance at the end (in shares) at Jun. 30, 2020				95,289,932	8,410,706
Balance at the beginning at Dec. 31, 2019		(53,825,000)	$ 83,211,000	$ 83,211,000	$ 1,000				1,459,000		(55,285,000)
Balance at the beginning (in shares) at Dec. 31, 2019			66,718,509	66,718,509	8,178,290
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series redeemable convertible preferred stock, net of issuance costs of $16 , Redeemable convertible preferred stock				$ 49,886,000
Issuance of Series redeemable convertible preferred stock, net of issuance costs of $16 , Redeemable convertible preferred stock (in shares)				28,571,423
Exercises of stock options		$ 167,000							167,000
Exercises of stock options (in shares)		407,000			407,533
Reclassification to liability for early exercised stock options		$ (150,000)							(150,000)
Vesting of early exercised stock options		85,000							85,000
Repurchase of early exercised stock options (in shares)					(7,938)
Stock-based compensation expense		635,000							635,000
Restricted stock granted (in shares)					100,000
Restricted stock forfeited (in shares)					(29,167)
Net income (loss)		(32,716,000)									(32,716,000)
Balance at the end at Dec. 31, 2020	$ 5,000,007	(85,804,000)	$ 133,097,000	$ 133,097,000	$ 1,000	$ 145	$ 230	$ 7,121,960	2,196,000	$ (2,122,328)	(88,001,000)
Balance at the end (in shares) at Dec. 31, 2020			95,289,932	95,289,932	8,648,718	1,447,914	2,300,000
Balance at the beginning at Aug. 21, 2020	0					$ 0	$ 0	0		0
Balance at the beginning (in shares) at Aug. 21, 2020						0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Aggregate purchase price	25,000						$ 230	24,770
Issuance of Class B ordinary shares to Sponsor (in shares)							2,300,000
Sale of Units, net of underwriting discounts, offering costs and warrant liability	86,113,691					$ 920		86,112,771
Sale of Units, net of underwriting discounts, offering costs and warrant liability (in shares)						9,200,000
Sale of Private Placement Units, net of warrant liability	2,844,504					$ 43		2,844,461
Sale of Private Placement Units, net of warrant liability (in shares)						434,000
Class A ordinary shares subject to possible redemption	(81,860,860)					$ (818)		(81,860,042)
Class A ordinary shares subject to possible redemption (in shares)						(8,186,086)
Net income (loss)	(2,122,328)									(2,122,328)
Balance at the end at Dec. 31, 2020	5,000,007	(85,804,000)	$ 133,097,000	$ 133,097,000	$ 1,000	$ 145	$ 230	7,121,960	2,196,000	(2,122,328)	(88,001,000)
Balance at the end (in shares) at Dec. 31, 2020			95,289,932	95,289,932	8,648,718	1,447,914	2,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to redemption	232,960					$ 2		232,958
Change in value of Class A ordinary shares subject to redemption (in shares)						23,296
Net income (loss)	(232,964)									(232,964)
Balance at the end at Mar. 31, 2021	5,000,003					$ 147	$ 230	7,354,918		(2,355,292)
Balance at the end (in shares) at Mar. 31, 2021						1,471,210	2,300,000
Balance at the beginning at Dec. 31, 2020	5,000,007	(85,804,000)	$ 133,097,000	$ 133,097,000	$ 1,000	$ 145	$ 230	7,121,960	2,196,000	(2,122,328)	(88,001,000)
Balance at the beginning (in shares) at Dec. 31, 2020			95,289,932	95,289,932	8,648,718	1,447,914	2,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of stock options		$ 305,000							305,000
Exercises of stock options (in shares)		720,531			720,531
Vesting of early exercised stock options		$ (185,000)							(185,000)
Repurchase of early exercised stock options		77,000							77,000
Repurchase of early exercised stock options (in shares)					(6,500)
Stock-based compensation expense		1,007,000							1,007,000
Restricted stock granted (in shares)					1,100,000
Restricted stock forfeited (in shares)					(93,750)
Net income (loss)	(3,817,036)	(25,675,000)									(25,675,000)
Balance at the end at Jun. 30, 2021	5,000,001	(110,275,000)	$ 133,097,000		$ 1,000	$ 183	$ 230	10,938,952	3,400,000	(5,939,364)	(113,676,000)
Balance at the end (in shares) at Jun. 30, 2021			95,289,932		10,368,999	1,829,617	2,300,000
Balance at the beginning at Mar. 31, 2021	5,000,003					$ 147	$ 230	7,354,918		(2,355,292)
Balance at the beginning (in shares) at Mar. 31, 2021						1,471,210	2,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to redemption	3,584,070					$ 36		3,584,034
Change in value of Class A ordinary shares subject to redemption (in shares)						358,407
Net income (loss)	(3,584,072)									(3,584,072)
Balance at the end at Jun. 30, 2021	$ 5,000,001	$ (110,275,000)	$ 133,097,000		$ 1,000	$ 183	$ 230	$ 10,938,952	$ 3,400,000	$ (5,939,364)	$ (113,676,000)
Balance at the end (in shares) at Jun. 30, 2021			95,289,932		10,368,999	1,829,617	2,300,000